Leases - Schedule of Maturity Analysis Related to Operating and Finance Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 3,053
2023	5,666	$ 3,484
2024	5,771	4,865
2025	5,709	4,970
2026	5,705	4,928
Thereafter	21,522
Total lease payments	47,426	28,310
Less interest	30,952
Total lease liabilities	16,474	28,310
Finance Lease, Liability, Payment, Due [Abstract]
2022	16
2023	21	21
2024	11	21
2025	8	11
2026	7	8
Total lease payments	63	68
Less interest	14
Total lease liabilities	$ 49	$ 53	$ 49